RESERVES (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments expense	$ 1,401,414	$ 758,927	$ 1,246,946
Research and development expense (Note 18)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments expense	324,528	(3,870)	322,160
Financing costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments expense	0	0	27,743
General and administrative (Note 18)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments expense	$ 1,076,886	$ 762,797	$ 897,043